Notes to Equity and Liabilities of the Balance Sheet - Summary of Disaggregation of Revenue from Contract with Customers (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance as of December 31, 2018	€ 952,000	€ 560,000
Prepayments Received in the Fiscal Year	6,070,000	2,386,000
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(794,000)	(306,000)
Revenues Recognized for Received Prepayments and Services Performed in the Fiscal Year	(4,542,000)	(1,688,000)
Balance as of January 1, 2019	1,686,000	952,000
thereof short-term	1,570,801	794,230
thereof long-term	€ 114,927	158,024
Previously stated [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance as of December 31, 2018		1,695,000
IFRS 15 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance as of December 31, 2018		€ (1,135,000)